Document and Entity Information	Dec. 31, 2021
Risk/Return:
Registrant Name	CALVERT VARIABLE PRODUCTS, INC.
Registrant CIK	0000743773
SEC Form	485BPOS
Period end date	Dec. 31, 2021
Investment Company Type	N-1A
Amendment Flag	false